Leases (Details) - DocGo Inc. and Subsidiaries [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 19, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Leases (Details) [Line Items]
Expiring Date		2026
Estimated borrowing rate	6.00%
Operating lease expense		$ 1,993,984	$ 1,828,356	$ 1,828,356
Operating lease payment		1,993,984
Financing lease payments		2,741,784
Finance lease agreement with liability		10,139,410	7,373,664
Accumulated depreciation		7,095,242	4,181,317
Depreciation		$ 2,913,925	$ 2,126,351